Securities Held to Maturity - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Proceeds from sales of securities held to maturity	$ 0	$ 0	$ 28,000	$ 18,000	$ 32,000
Held to maturity securities sold security gross losses			6,000	6,000	6,000
Securities Held to Maturity [Member] | FHLB of New York [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities pledged as collateral	127,800,000		128,100,000	123,300,000
Securities Held to Maturity [Member] | Public Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities pledged to secure public funds on deposit	$ 8,000,000		$ 4,500,000	$ 0